VIA EDGAR



June 30, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC

ATTN:		Office of Filings, Information and Consumer Services

RE: 		Smith Barney Managed High Income Portfolio Inc.
		File Nos. 33-56408 and 811-7396

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 3 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on June 24, 1997, as Accession Number 91155-97-000291 and became effective June 24, 1997.

Any comments on this filing should be directed to me at 212-816-6396.

Please return an electronic transmittal as evidence of your receipt of this filing.


						Very truly yours,


						/s/ Robert Nelson
						Robert Nelson
						Vice President and
						Associate General Counsel